Borrowings and financial liabilities - Issuance Of non-convertible bonds to Kreos (Details) € / shares in Units, € in Thousands						12 Months Ended
	Nov. 19, 2021 EUR (€) tranche € / shares shares	Apr. 30, 2020 EUR (€) € / shares	Mar. 01, 2019 EUR (€)	Sep. 10, 2018 EUR (€) item installment	Jul. 10, 2015 € / shares	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of financial liabilities [line items]
Balance at beginning of period						€ 23,037
Proceeds from the issuance of convertible notes and non-convertible bonds	€ 677					20,484	€ 8,730	€ 6,920
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds						(125)	(453)	(350)
Repayment of non-convertible bonds						(3,550)	(3,214)	(2,292)
Balance at end of period						€ 30,352	23,037
Amount of agreement	€ 10,000	€ 24,000							€ 32,000
Number of tranches | tranche	4
Interest rate	9.50%
Number of monthly repayment installments | item						36
Proceeds received	€ 677					€ 20,484	8,730	6,920
Guarantee deposit related to the non-convertible bonds							320
Number of warrants outstanding | shares	2,218,293					2,218,293
Exercise price per share | € / shares	€ 0.56	€ 0.27			€ 6.00	€ 0.56
Warrant term	7 years	5 years			4 years	6 years 10 months 17 days
Value of the equity instrument						€ 5,705	2,268	(8,284)		€ 7,006
Effective interest rate post recognition of warrants						13.59%
Financial liability determined using the amortized cost method						€ 2,250
Maturity
Disclosure of financial liabilities [line items]
Warrant term	10 years
Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Balance at beginning of period						4,392	7,417
Proceeds from the issuance of convertible notes and non-convertible bonds			€ 10,000			6,072
(+) Guarantee deposit						104
(-) Bifurcation of the conversion option recognized as derivative financial instruments						(819)
(+/-) Day one loss						795
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds						(97)
(+/-) Amortized cost						121	189
Repayment of non-convertible bonds						(3,550)	(3,214)
Balance at end of period						€ 7,018	4,392	7,417
Amount of agreement	€ 7,750			€ 10,000
Number of tranches | item				4
Amount of each tranche				€ 2,500
Interest rate				10.00%		10.00%
Number of monthly repayment installments | installment				36
Prepayment notice period				30 days
Discount rate for prepayment				10.00%
Proceeds received			€ 10,000			€ 6,072
Guarantee deposit related to the non-convertible bonds						320
Guarantee deposit per tranche						€ 80
Exercise price per share | € / shares						€ 2.67
Warrant term						7 years
Value of the equity instrument						€ 319
Financial liability determined using the amortized cost method						900	4,400
Non-convertible bonds to ATLAS
Disclosure of financial liabilities [line items]
Proceeds from the issuance of convertible notes and non-convertible bonds						14,550
Proceeds received						14,550
Nonconvertible Bonds To Kreos 2018 Contract
Disclosure of financial liabilities [line items]
Balance at beginning of period						4,392	7,417
(+/-) Amortized cost						96	189
Repayment of non-convertible bonds						(3,550)	(3,214)
Balance at end of period						938	€ 4,392	€ 7,417
Nonconvertible Bonds To Kreos 2021 Contract
Disclosure of financial liabilities [line items]
Proceeds from the issuance of convertible notes and non-convertible bonds						3,822
(+) Guarantee deposit						104
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds						(97)
(+/-) Amortized cost						35
Balance at end of period						3,864
Proceeds received						3,822
Convertible Bonds To Kreos 2021 Contract
Disclosure of financial liabilities [line items]
Proceeds from the issuance of convertible notes and non-convertible bonds						2,250
(-) Bifurcation of the conversion option recognized as derivative financial instruments						(819)
(+/-) Day one loss						795
(+/-) Amortized cost						(10)
Balance at end of period						2,216
Proceeds received						€ 2,250
BSA Warrants , Kreos Tranche 1 | Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Number of warrants outstanding | shares						442,477